Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries
23. Guarantor Subsidiaries
         Our 1.875% Senior Convertible Notes issued on May 14, 2007, are fully and unconditionally guaranteed on an unsecured, joint and severally liable basis by our 100% owned subsidiaries.  The equity method has been used with respect to the parent company's (Chemed) investment in subsidiaries.  No consolidating adjustment column is presented for the condensed consolidating statement of cash flow since there were no signficant consolidating entries for the periods presented.  The following condensed, consolidating financial data present the composition of the parent company, the guarantor subsidiaries and  the non-guarantor subsidiaries as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010 and 2009 (in  thousands):

December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$32,470	$(1,422)	$7,033	$-	$38,081
Accounts receivable, less allowances	606	76,816	502	-	77,924
Intercompany receivables	-	273,413	-	(273,413)	-
Inventories	-	8,032	636	-	8,668
Current deferred income taxes	(650)	13,059	131	-	12,540
Prepaid income taxes	(114)	1,689	556	-	2,131
Prepaid expenses	503	10,757	149	-	11,409
Total current assets	32,815	382,344	9,007	(273,413)	150,753
Investments of deferred compensation plans	-	-	31,629	-	31,629
Properties and equipment, at cost, less accumulated depreciation	11,641	68,755	2,555	-	82,951
Identifiable intangible assets less accumulated amortization	-	58,262	-	-	58,262
Goodwill	-	456,183	4,450	-	460,633
Other assets	7,616	1,552	2,509	-	11,677
Investments in subsidiaries	793,277	21,148	-	(814,425)	-
Total assets	$845,349	$988,244	$50,150	$(1,087,838)	$795,905
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$(683)	$48,490	$418	$-	$48,225
Intercompany payables	269,042	-	4,371	(273,413)	-
Income taxes	-	-	90	-	90
Accrued insurance	489	36,658	-	-	37,147
Accrued compensation	3,828	36,655	604	-	41,087
Other current liabilities	1,719	15,728	1,404	-	18,851
Total current liabilities	274,395	137,531	6,887	(273,413)	145,400
Deferred income taxes	(12,330)	51,601	(9,808)	-	29,463
Long-term debt	166,784	-	-	-	166,784
Deferred compensation liabilities	-	-	30,693	-	30,693
Other liabilities	2,816	4,630	2,435	-	9,881
Stockholders' equity	413,684	794,482	19,943	(814,425)	413,684
Total liabilities and stockholders' equity	$845,349	$988,244	$50,150	$(1,087,838)	$795,905

December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
ASSETS
Cash and cash equivalents	$45,324	$(1,571)	$6,164	$-	$49,917
Accounts receivable, less allowances	802	111,716	481	-	112,999
Intercompany receivables	-	172,426	-	(172,426)	-
Inventories	-	7,191	537	-	7,728
Current deferred income taxes	(688)	15,666	120	-	15,098
Prepaid income taxes	2,787	(1,809)	(208)	-	770
Prepaid expenses	782	9,244	259	-	10,285
Total current assets	49,007	312,863	7,353	(172,426)	196,797
Investments of deferred compensation plans	-	-	28,304	-	28,304
Properties and equipment, at cost, less accumulated depreciation	12,513	64,743	2,036	-	79,292
Identifiable intangible assets less accumulated amortization	-	57,858	-	-	57,858
Goodwill	-	453,864	4,479	-	458,343
Other assets	6,049	1,343	2,175	-	9,567
Investments in subsidiaries	716,815	18,696	-	(735,511)	-
Total assets	$784,384	$909,367	$44,347	$(907,937)	$830,161
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	$4,924	$50,457	$448	$-	$55,829
Intercompany payables	167,067	-	5,359	(172,426)	-
Income taxes	(7,190)	8,745	(394)	-	1,161
Accrued insurance	906	35,586	-	-	36,492
Accrued compensation	4,235	35,016	468	-	39,719
Other current liabilities	1,549	13,447	1,145	-	16,141
Total current liabilities	171,491	143,251	7,026	(172,426)	149,342
Deferred income taxes	(11,356)	45,168	(8,727)	-	25,085
Long-term debt	159,208	-	-	-	159,208
Deferred compensation liabilities	-	-	27,851	-	27,851
Other liabilities	2,992	3,123	511	-	6,626
Stockholders' equity	462,049	717,825	17,686	(735,511)	462,049
Total liabilities and stockholders' equity	$784,384	$909,367	$44,347	$(907,937)	$830,161

For the year ended December 31, 2011		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,328,425	$27,545	$-	$1,355,970
Cost of services provided and goods sold	-	955,628	14,856	-	970,484
Selling, general and administrative expenses	21,895	172,368	7,997	-	202,260
Depreciation	945	23,496	806	-	25,247
Amortization	1,756	2,496	-	-	4,252
Total costs and expenses	24,596	1,153,988	23,659	-	1,202,243
Income/ (loss) from operations	(24,596)	174,437	3,886	-	153,727
Interest expense	(13,177)	(587)	(124)	-	(13,888)
Other (expense)/income - net	16,507	(16,591)	801	-	717
Income/ (loss) before income taxes	(21,266)	157,259	4,563	-	140,556
Income tax (provision)/ benefit	6,564	(59,407)	(1,734)	-	(54,577)
Equity in net income of subsidiaries	100,681	3,001	-	(103,682)	-
Net income	$85,979	$100,853	$2,829	$(103,682)	$85,979

For the year ended December 31, 2010		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,254,856	$25,689	$-	$1,280,545
Cost of services provided and goods sold	-	892,596	13,420	-	906,016
Selling, general and administrative expenses	23,262	170,223	8,479	-	201,964
Depreciation	860	22,732	794	-	24,386
Amortization	1,404	3,253	-	-	4,657
Total costs and expenses	25,526	1,088,804	22,693	-	1,137,023
Income/ (loss) from operations	(25,526)	166,052	2,996	-	143,522
Interest expense	(11,596)	(363)	-	-	(11,959)
Other (expense)/income - net	15,520	(15,451)	2,199	-	2,268
Income/ (loss) before income taxes	(21,602)	150,238	5,195	-	133,831
Income tax (provision)/ benefit	6,859	(56,905)	(1,954)	-	(52,000)
Equity in net income of subsidiaries	96,574	3,308	-	(99,882)	-
Net income	$81,831	$96,641	$3,241	$(99,882)	$81,831

For the year ended December 31, 2009		Guarantor	Non-Guarantor	Consolidating
	Parent	Subsidiaries	Subsidiaries	Adjustments	Consolidated
Continuing Operations
Net sales and service revenues	$-	$1,166,972	$23,264	$-	$1,190,236
Cost of services provided and goods sold	-	822,788	11,786	-	834,574
Selling, general and administrative expenses	23,199	163,600	10,627	-	197,426
Depreciation	602	20,221	712	-	21,535
Amortization	1,222	5,145	-	-	6,367
Other operating expenses	3,989	-	-	-	3,989
Total costs and expenses	29,012	1,011,754	23,125	-	1,063,891
Income/ (loss) from operations	(29,012)	155,218	139	-	126,345
Interest expense	(11,040)	(565)	6	-	(11,599)
Other (expense)/income - net	5,428	(5,422)	5,868	-	5,874
Income/ (loss) before income taxes	(34,624)	149,231	6,013	-	120,620
Income tax (provision)/ benefit	12,058	(56,543)	(2,098)	-	(46,583)
Equity in net income of subsidiaries	96,603	4,043	-	(100,646)	-
Income from continuing operations	74,037	96,731	3,915	(100,646)	74,037
Discontinued Operations	(253)	-	-	-	(253)
Net income	$73,784	$96,731	$3,915	$(100,646)	$73,784

For the year ended December 31, 2011		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$12,444	$158,159	$3,740	$174,343
Cash Flow from Investing Activities:
Capital expenditures	(73)	(28,145)	(1,374)	(29,592)
Business combinations, net of cash acquired	-	(3,664)	-	(3,664)
Other sources/(uses) - net	(191)	(730)	63	(858)
Net cash used by investing activities	(264)	(32,539)	(1,311)	(34,114)
Cash Flow from Financing Activities:
Purchases of treasury stock	(147,791)	-	(95)	(147,886)
Dividends paid to shareholders	(12,538)	-	-	(12,538)
Proceeds from exercise of stock options	8,036	-	-	8,036
Realized excess tax benefit on share based compensation	3,854	-	-	3,854
Debt issuance costs	(2,657)	-	-	(2,657)
Change in cash overdrafts payable	9	(835)	-	(826)
Change in intercompany accounts	126,040	(124,636)	(1,404)	-
Other sources - net	13	-	(61)	(48)
Net cash provided/ (used) by financing activities	(25,034)	(125,471)	(1,560)	(152,065)
Net increase/(decrease) in cash and cash equivalents	(12,854)	149	869	(11,836)
Cash and cash equivalents at beginning of year	45,324	(1,571)	6,164	49,917
Cash and cash equivalents at end of period	$32,470	$(1,422)	$7,033	$38,081

For the year ended December 31, 2010		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$2,862	$81,781	$1,369	$86,012
Cash Flow from Investing Activities:
Capital expenditures	(18)	(24,677)	(944)	(25,639)
Business combinations, net of cash acquired	-	(9,469)	-	(9,469)
Other sources/(uses) - net	(157)	(688)	253	(592)
Net cash used by investing activities	(175)	(34,834)	(691)	(35,700)
Cash Flow from Financing Activities:
Purchases of treasury stock	(109,326)	-	(4)	(109,330)
Dividends paid to shareholders	(11,881)	-	-	(11,881)
Proceeds from exercise of stock options	5,327	-	-	5,327
Realized excess tax benefit on share based compensation	3,357	-	-	3,357
Change in cash overdrafts payable	1,645	(2,226)	-	(581)
Change in intercompany accounts	44,135	(45,071)	936	-
Other sources - net	49	-	248	297
Net cash provided/ (used) by financing activities	(66,694)	(47,297)	1,180	(112,811)
Net increase/(decrease) in cash and cash equivalents	(64,007)	(350)	1,858	(62,499)
Cash and cash equivalents at beginning of year	109,331	(1,221)	4,306	112,416
Cash and cash equivalents at end of period	$45,324	$(1,571)	$6,164	$49,917

For the year ended December 31, 2009		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Consolidated
Cash Flow from Operating Activities:
Net cash provided by operating activities	$950	$153,387	$6,495	$160,832
Cash Flow from Investing Activities:
Capital expenditures	(448)	(20,394)	(654)	(21,496)
Business combinations, net of cash acquired	-	(1,919)	-	(1,919)
Other sources/(uses) - net	702	(312)	183	573
Net cash provided/(used) by investing activities	254	(22,625)	(471)	(22,842)
Cash Flow from Financing Activities:
Change in cash overdrafts payable	19	2,872	-	2,891
Change in intercompany accounts	140,674	(135,226)	(5,448)	-
Dividends paid to shareholders	(8,157)	-	-	(8,157)
Purchases of treasury stock	(4,225)	-	-	(4,225)
Proceeds from exercise of stock options	545	-	-	545
Realized excess tax benefit on share based compensation	1,955	-	-	1,955
Net decrease in revolving line of credit	(8,200)	-	-	(8,200)
Repayment of long-term debt	(14,500)	(169)	-	(14,669)
Other sources/(uses) - net	(49)	338	369	658
Net cash provided/ (used) by financing activities	108,062	(132,185)	(5,079)	(29,202)
Net increase/(decrease) in cash and cash equivalents	109,266	(1,423)	945	108,788
Cash and cash equivalents at beginning of year	65	202	3,361	3,628
Cash and cash equivalents at end of period	$109,331	$(1,221)	$4,306	$112,416